Debt (Details) - Schedule of Debt - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Debt (Details) - Schedule of Debt [Line Items]
Notes Payable	$ 738,432	$ 1,196,366
Total notes payable	1,198,838	1,656,772
Less: Discount	(150,000)	(756,795)
Notes payable - net of discount	1,048,838	899,977
Current Portion, net of discount	1,048,838	899,977
Long-term portion, net of discount	0	0
PPP Loan [Member]
Debt (Details) - Schedule of Debt [Line Items]
Notes Payable	460,406	$ 460,406
Notes payable - net of discount	$ 460,406